UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12/31/02

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              02/20/03
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:       $90,723,767


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Abaxis, Inc.                 COM      002567 10 5     $111,276     28,100                                         X
Ameristar Casinos Inc        COM      03070Q 10 1   $2,597,220    184,200                                         X
Applera Corp Com
 Celera Genomics Group       COM      038020 20 2     $191,000     20,000                                         X
Arris Group                  COM      04269Q 10 0   $1,882,461    527,300                                         X
AT&T Corp                    COM      001957 10 9   $1,399,235     53,590                                         X
AT&T Wireless Svcs Inc       COM      00209A 10 6     $587,188    103,927                                         X
Avatar Hldgs Inc             COM      053494 10 0   $2,638,100    114,700                                         X
Avatar Hldgs Inc           SUB NT
                           CONV 7%    05053494 AD 2 $2,408,250  2,470,000                                         X
Christopher and Banks Corp   COM      171046 10 5     $207,500     10,000                                         X
Crown Media Hldgs Inc        CL A     228411 10 4      $65,314     28,900                                         X
Comcast Corp - CL A          CL A     20030N 10 1   $2,043,095     86,682                                         X
Farnklin Electronic
 Publishers                  COM      353515 10 9      $68,000     40,000                                         X
Find SVP Inc. New            COM      317718 30 2      $86,450     65,000                                         X
Gaylord Entertainment
 Co. NEW                     COM      367905 10 6     $473,800     23,000                                         X
Gray Communications
 Sys Inc                     COM      389190 10 9  $10,803,975  1,108,100                                         X
I/Omagic Inc                 COM      449793 10 8       $7,370        867                                         X
Imagistics Int'l, Inc.       COM      45247T 10 4   $4,606,000    230,300                                         X
Isle of Capri Casinos Inc    COM      464592 10 4  $20,004,316  1,510,900                                         X
John H. Harland Co.          COM      412693 10 3     $305,394     13,800                                         X
Kerzner International LTD    COM      P6065Y 10 7   $1,272,269     63,360                                         X
LA Quinta Corp.              COM      50419U 20 2     $748,000    170,000                                         X
Liberty Media Corp.          COM      530718 10 5  $19,320,770  2,161,160                                         X
Main Street & Main, Inc.     COM      560345 30 8     $407,888    192,400                                         X
Nasdaq Stock Market Inc      COM      631103 10 8      $15,000      1,500                                         X
Nevada Gold & Casino's       COM      64126Q 20 6   $1,482,113    179,650                                         X
North Pittsburgh Sys Inc     COM      661562 10 8   $1,676,204    122,970                                         X
NWH, Inc.                    COM      62946E 10 6     $153,700     10,000                                         X
Opentv Corp CL A SA          COM      G67543 10 1     $176,358    148,200                                         X
Penwest Pharmaceuticals Co.  COM      709754 10 5   $1,943,881    183,385                                         X
Put Polaris Inds Mar 60      PUT                       $54,000        100                                         X
Price Legacy Corp.           COM      74144P 10 6   $1,411,760    504,200                                         X
Pricemart PF Conv.           PF       741511 10 9     $500,000        500                                         X
Pricesmart Inc               COM      741511 10 9  $11,043,766    482,050                                         X
Summit America Telivision    COM      86600T 10 9      $26,700     10,000                                         X
Tripath Technology Inc.      COM      89672P 10 4       $5,340     19,043                                         X
Weblink Wireless Inc         CL A     94769A 10 1          $77    768,800                                         X

                                                  ------------
         TOTAL                                     $90,723,767
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